Quarterly Holdings Report
for
Fidelity Simplicity RMD 2030 Fund℠
April 30, 2024
R100-NPRT3-0624
1.9907132.101
Domestic Equity Funds - 34.0%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	818	9,313
Fidelity Series Blue Chip Growth Fund (a)	1,479	25,665
Fidelity Series Commodity Strategy Fund (a)	72	6,951
Fidelity Series Growth Company Fund (a)	2,220	47,803
Fidelity Series Intrinsic Opportunities Fund (a)	787	8,962
Fidelity Series Large Cap Stock Fund (a)	2,094	44,949
Fidelity Series Large Cap Value Index Fund (a)	919	14,095
Fidelity Series Opportunistic Insights Fund (a)	1,338	28,575
Fidelity Series Small Cap Core Fund (a)	114	1,266
Fidelity Series Small Cap Discovery Fund (a)	332	3,894
Fidelity Series Small Cap Opportunities Fund (a)	912	13,089
Fidelity Series Stock Selector Large Cap Value Fund (a)	2,342	31,452
Fidelity Series Value Discovery Fund (a)	1,854	28,235
TOTAL DOMESTIC EQUITY FUNDS (Cost $225,335)		264,249

International Equity Funds - 29.1%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	1,002	14,927
Fidelity Series Emerging Markets Fund (a)	1,688	14,732
Fidelity Series Emerging Markets Opportunities Fund (a)	3,302	58,973
Fidelity Series International Growth Fund (a)	2,371	41,797
Fidelity Series International Small Cap Fund (a)	701	11,756
Fidelity Series International Value Fund (a)	3,424	42,110
Fidelity Series Overseas Fund (a)	3,106	41,897
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $205,444)		226,192

Bond Funds - 36.8%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	5,222	38,537
Fidelity Series Emerging Markets Debt Fund (a)	540	4,150
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	145	1,277
Fidelity Series Floating Rate High Income Fund (a)	88	793
Fidelity Series High Income Fund (a)	511	4,254
Fidelity Series International Developed Markets Bond Index Fund (a)	3,603	30,624
Fidelity Series Investment Grade Bond Fund (a)	15,643	151,270
Fidelity Series Long-Term Treasury Bond Index Fund (a)	10,259	54,268
Fidelity Series Real Estate Income Fund (a)	81	780
TOTAL BOND FUNDS (Cost $297,618)		285,953

Short-Term Funds - 0.2%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.4% (a)(b) (Cost $1,974)	1,974	1,974

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $730,371)	778,368
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(409)
NET ASSETS - 100.0%	777,959

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	28,016	22,864	10,248	983	(459)	(1,636)	38,537
Fidelity Series All-Sector Equity Fund	7,332	4,383	2,893	548	177	314	9,313
Fidelity Series Blue Chip Growth Fund	20,277	10,581	8,830	113	1,185	2,452	25,665
Fidelity Series Canada Fund	12,082	7,193	4,596	421	21	227	14,927
Fidelity Series Commodity Strategy Fund	4,959	4,304	2,062	195	(207)	(43)	6,951
Fidelity Series Emerging Markets Debt Fund	3,380	1,981	1,269	171	(4)	62	4,150
Fidelity Series Emerging Markets Debt Local Currency Fund	1,132	699	442	79	(2)	(110)	1,277
Fidelity Series Emerging Markets Fund	12,590	7,420	5,216	303	(190)	128	14,732
Fidelity Series Emerging Markets Opportunities Fund	50,240	30,579	21,285	1,399	(531)	(30)	58,973
Fidelity Series Floating Rate High Income Fund	655	442	305	51	-	1	793
Fidelity Series Government Money Market Fund 5.4%	8,111	2,123	8,260	79	-	-	1,974
Fidelity Series Growth Company Fund	37,763	21,041	16,211	1,170	1,591	3,619	47,803
Fidelity Series High Income Fund	3,519	2,130	1,413	180	1	17	4,254
Fidelity Series International Developed Markets Bond Index Fund	25,297	16,120	10,525	937	(149)	(119)	30,624
Fidelity Series International Growth Fund	34,327	19,358	14,082	457	410	1,784	41,797
Fidelity Series International Small Cap Fund	9,389	5,923	3,748	346	32	160	11,756
Fidelity Series International Value Fund	34,547	19,946	15,220	1,140	244	2,593	42,110
Fidelity Series Intrinsic Opportunities Fund	7,538	6,822	4,749	1,567	(420)	(229)	8,962
Fidelity Series Investment Grade Bond Fund	147,280	83,022	74,933	4,737	(961)	(3,138)	151,270
Fidelity Series Large Cap Stock Fund	35,497	21,148	15,200	1,844	426	3,078	44,949
Fidelity Series Large Cap Value Index Fund	11,103	6,930	4,293	473	20	335	14,095
Fidelity Series Long-Term Treasury Bond Index Fund	38,354	41,705	21,061	1,119	(1,488)	(3,242)	54,268
Fidelity Series Opportunistic Insights Fund	22,503	11,691	9,940	230	909	3,412	28,575
Fidelity Series Overseas Fund	34,388	19,453	14,241	581	319	1,978	41,897
Fidelity Series Real Estate Income Fund	897	357	463	39	(21)	10	780
Fidelity Series Short-Term Credit Fund	654	4	657	5	2	(3)	-
Fidelity Series Small Cap Core Fund	77	1,299	97	1	2	(15)	1,266
Fidelity Series Small Cap Discovery Fund	3,240	1,996	1,430	90	40	48	3,894
Fidelity Series Small Cap Opportunities Fund	10,812	6,071	4,636	111	139	703	13,089
Fidelity Series Stock Selector Large Cap Value Fund	24,711	16,204	10,227	1,794	106	658	31,452
Fidelity Series Value Discovery Fund	22,146	14,970	8,838	1,193	(183)	140	28,235
	652,816	408,759	297,370	22,356	1,009	13,154	778,368

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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